Financial instruments - Derivative financial instruments valuation (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial instruments
Current Assets	€ 23,684	€ 24,088
Current Liabilities	(10,834)	(41,859)
Derivatives - cash flow hedging instruments
Financial instruments
Total Assets	13,856	4,362
Total Liabilities	(2,647)	(15,388)
Derivatives - cash flow hedging instruments | Foreign exchange contracts
Financial instruments
Current Assets	12,138	4,362
Non-current Assets	1,718
Current Liabilities	(2,643)	(15,388)
Non-current Liabilities	(4)
Derivatives - not designated as hedging instruments
Financial instruments
Total Assets	19,276	21,453
Total Liabilities	(18,610)	(52,009)
Derivatives - not designated as hedging instruments | Foreign exchange contracts
Financial instruments
Current Assets	11,546	19,726
Non-current Assets		1,727
Current Liabilities	(8,191)	(26,471)
Non-current Liabilities	(956)	(144)
Derivatives - not designated as hedging instruments | Derivatives embedded in vPPAs
Financial instruments
Non-current Assets	7,730
Non-current Liabilities	€ (9,463)	€ (25,394)